Note 5 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Jun. 29, 2014	Jun. 28, 2015
One of the Reporting Entity [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years 109 days
Lessee Leasing Arrangements, Operating Leases, Renewal Term	5 years
Capital Leased Assets, Number of Units		2